[Logo]         Investing
               for the
EATON VANCE    21st
===========    Century

Semiannual Report December 31, 1999

[Graphic Omitted]

                                  EATON VANCE
                                     SENIOR
                                     INCOME
                                     TRUST

                     Global Management-Global Distribution

Eaton Vance Senior Income Trust as of December 31, 1999

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
  The Loan Market
o Fixed-income investors found 1999 to be a very challenging year. A continued strong economy led to higher interest rates and underperformance for most fixed-income vehicles. The bond market was especially hard-hit, with Treasury bonds, government agency bonds and investment-grade corporate bonds all posting negative returns.

o The Federal Reserve raised the Federal Funds rate - a key short-term interest rate barometer - on three occasions in 1999, by a total of 75 basis points (.75%). Those rate hikes were reflected in the LIBOR rate, the benchmark upon which most floating-rate loan interest rates are based. The reset feature of floating-rate loans allows the rates to quickly respond to changes in the prevailing interest rates.

o The relatively stable performance of the loan market during the 1998 global economic turmoil contributed to a significant rise in new issuance and investor demand in 1999. Boosted by strong merger and acquisition activity, leveraged loan issuance again reached record levels.

The Fund
--------------------------------------------------------------------------------
  Performance
o Based on the Fund's December 1, 1999 monthly dividend of $0.073 and a closing share price of $9.375 on December 31, 1999, the Fund had a market yield of 9.34%.1 The Fund's market yield represented a major yield advantage over many other income-producing vehicles.

The Fund's Investments
o Management continued to emphasize diversification of its holdings. At December 31, 1999, borrowers in the Fund numbered 203. Meanwhile, the average loan as a percentage of the Fund's total net assets was just 0.60%. A relatively small average loan size reduces the potential negative impact on the Fund of default by a single borrower.

o Auto components were the largest sector weighting at December 31. Federal-Mogul Corp. is a manufacturer of precision parts for cars, trucks and farm vehicles. Due to key acquisitions and an enhanced product line, Federal-Mogul has been the fastest growing participant in the parts industry. Company revenues grew 68% in the third quarter 1999.

o The Fund had a significant exposure to the wireless telecommunications sector. Wireless companies have experienced explosive growth in recent years. More affordable service has resulted in a sharp rise in customer usage. Western Wireless is the leading provider of rural communications in the western U.S. The company provides cellular and paging service in 19 western states under the Cellular One brand.

o Cable television companies remained a large focus of the Fund, with Charter Communications the largest cable holding. Led by Paul Allen, a co-founder of Microsoft, the company has pursued an aggressive acquisition strategy in recent years, making it the nation's fourth largest cable operator. Charter is using its broadband capabilities to develop Internet and interactive services for its 6 million subscribers.

o At December 31, 1999, 9.6% of the Fund's total investments were invested in high-yield corporate bonds. The Fund had leverage (borrowing) of $139 million at December 31. That represented 28.0% of the Fund's total assets.

--------------------------------------------------------------------------------
Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
--------------------------------------------------------------------------------

Fund Information
as of December 31, 1999

Performance(2)
--------------------------------------------------------------------------------
Cumulative Total Return (by market value, NYSE)
--------------------------------------------------------------------------------
One Year                                          5.84%
Life of Fund (10/30/98)                           1.03

Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
One Year                                          5.16%
Life of Fund (10/30/98)                           5.84

Five Largest Loan Sector Weightings(3)
--------------------------------------------------------------------------------
Auto Components                                   8.0%
Chemicals                                         6.5%
Telecommunications - Wireless                     5.9%
Cable Television                                  5.6%
Health Care - Supplies/Equip.                     5.6%

(1) The Fund's market yield is calculated by annualizing the most recent dividend per share and dividing by the share market price at the end of the period. 2 Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. 3 Loan sector weightings are subject to change due to active management. Five largest sector weightings account for 31.6% of the Fund's total investments, determined by dividing the total market value of the holdings by the total investments of the Fund.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Senior Income Trust as of December 31, 1999

PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING-RATE LOAN
INTERESTS(2) -- 119.4%

PRINCIPAL
AMOUNT              BORROWER                                              VALUE
--------------------------------------------------------------------------------

Advertising -- 0.3%
--------------------------------------------------------------------------------
              Lamar Media Corp.
$1,000,000    Term Loan, maturing March 1, 2006                   $   1,000,000
-------------------------------------------------------------------------------
                                                                  $   1,000,000
-------------------------------------------------------------------------------

Aerospace & Defense -- 1.7%
--------------------------------------------------------------------------------
              Aerostructures Corporation
$1,900,000    Term Loan, maturing September 30, 2004              $   1,900,000
              Aircraft Braking Systems Corp.
 2,152,798    Term Loan, maturing September 30, 2005                  2,152,798
              Dyncorp
 1,000,000    Term Loan, maturing December 9, 2006                    1,000,000
              EG&G Technical Services, Inc.
   991,377    Term Loan, maturing August 20, 2007                       991,377
-------------------------------------------------------------------------------
                                                                  $   6,044,175
-------------------------------------------------------------------------------

Air Freight & Couriers -- 0.6%
--------------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$  599,460    Term Loan, maturing April 30, 2002                  $     599,460
 1,435,522    Term Loan, maturing April 30, 2003                      1,435,522
   204,152    Term Loan, maturing May 31, 2003                          204,152
-------------------------------------------------------------------------------
                                                                  $   2,239,134
-------------------------------------------------------------------------------

Auto Components -- 8.0%
--------------------------------------------------------------------------------
              Accuride Corporation
$2,000,000    Term Loan, maturing January 21, 2007                $   2,000,000
              American Axle & Manufacturing, Inc.
 2,000,000    Term Loan, maturing April 30, 2006                      2,000,000
              Cambridge Industries, Inc.
 4,937,028    Term Loan, maturing June 30, 2005                       4,937,028
              Collins & Aikman
 2,000,000    Term Loan, maturing June 30, 2006                       2,000,000
              Dura Operating Corp.
 2,500,000    Term Loan, maturing March 31, 2006                      2,500,000
              Exide Corporation
 2,739,404    Term Loan, maturing March 18, 2005                      2,739,404
              Federal-Mogul Corporation
 3,000,000    Term Loan, maturing February 24, 2005                   3,000,000
              Insilco Corporation
   952,942    Term Loan, maturing November 24, 2005                     952,942
              J.L. French Automotive Castings, Inc.
   789,474    Term Loan, maturing November 30, 2006                     789,474
              Key Plastics, LLC.
 1,738,741    Term Loan, maturing March 26, 2005                      1,738,741
              Oshkosh Truck Corporation
   514,588    Term Loan, maturing March 31, 2005                        514,588
   514,588    Term Loan, maturing March 31, 2006                        514,588
              Stanadyne Automotive Corp.
 1,500,000    Term Loan, maturing December 10, 2004                   1,500,000
              Tenneco Automotive
   750,000    Term Loan, maturing December 31, 2007                     752,813
   750,000    Term Loan, maturing December 31, 2008                     752,813
              Venture Holdings Trust
 1,492,500    Term Loan, maturing April 1, 2005                       1,492,500
-------------------------------------------------------------------------------
                                                                  $  28,184,891
-------------------------------------------------------------------------------

Auto Rental -- 0.3%
--------------------------------------------------------------------------------
              Avis Rent A Car, Inc.
$  500,000    Term Loan, maturing June 30, 2006                   $     502,190
   500,000    Term Loan, maturing June 30, 2007                         502,190
-------------------------------------------------------------------------------
                                                                  $   1,004,380
-------------------------------------------------------------------------------

Broadcast Media -- 2.6%
--------------------------------------------------------------------------------
              Benedek Broadcasting Corporation
$1,000,000    Term Loan, maturing November 20, 2007               $   1,000,000
              Corus Entertainment
 1,000,000    Term Loan, maturing August 31, 2007                     1,000,000
              Cumulus Media, Inc.
 1,200,000    Term Loan, maturing September 30, 2007                  1,200,000
   800,000    Term Loan, maturing February 28, 2008                     800,000
              Emmis Broadcasting Corporation
 2,000,000    Term Loan, maturing February 28, 2007                   2,000,000
              Gray Communications Systems
 1,000,000    Term Loan, maturing December 31, 2005                   1,000,000
              TLMD Aquisition Co.
 2,000,000    Term Loan, maturing March 31, 2007                      2,000,000
-------------------------------------------------------------------------------
                                                                  $   9,000,000
-------------------------------------------------------------------------------

Cable Television -- 5.6%
-------------------------------------------------------------------------------
              Benchmark Genesis, LLC
$1,000,000    Term Loan, maturing September 30, 2007              $   1,000,000
              Bresnan Telecommunications Co., LLC
 2,000,000    Term Loan, maturing January 29, 2008                    2,000,000
              CC Michigan/ CC New England, LLC.
 1,000,000    Term Loan, maturing June 30, 2008                       1,000,000
              Charter Communications Operating, LLC.
 3,000,000    Term Loan, maturing March 18, 2008                      3,000,000
              Chelsea Communications, Inc.
 2,917,576    Term Loan, maturing December 31, 2004                   2,917,576
              Classic Cable, Inc.
 1,000,000    Term Loan, maturing October 31, 2007                    1,000,000
              Frontiervision Operating Partners, L.P.
 2,494,813    Term Loan, maturing March 31, 2006                      2,494,813
              Insight Kentucky Partners I, L.P.
 2,000,000    Term Loan, maturing April 30, 2008                      2,000,000
              Mediacom USA, LLC
 1,000,000    Term Loan, maturing September 30, 2008                  1,000,000
              RCN Corporation
 1,000,000    Term Loan, maturing June 30, 2007                       1,000,000
              UCA Corp.
 2,500,000    Term Loan, maturing May 15, 2007                        2,500,000
-------------------------------------------------------------------------------
                                                                  $  19,912,389
-------------------------------------------------------------------------------

Casinos & Gaming -- 1.6%
--------------------------------------------------------------------------------
              Alliance Gaming Corporation
$  858,230    Term Loan, maturing January 31, 2005                $     858,230
   908,345    Term Loan, maturing July 31, 2005                         908,345
              Boyd Gaming Corporation
   995,000    Term Loan, maturing June 15, 2003                         995,000
   997,494    Term Loan, maturing June 15, 2005                         997,494
              Horseshoe Gaming Holding Corp.
 1,995,000    Term Loan, maturing September 30, 2006                  1,995,000
-------------------------------------------------------------------------------
                                                                  $   5,754,069
-------------------------------------------------------------------------------

Chemicals -- 6.5%
--------------------------------------------------------------------------------
              Arteva B.V. (Kosa)
$4,920,000    Term Loan, maturing December 31, 2006               $   4,920,000
              Foamex L.P.
   448,564    Term Loan, maturing June 30, 2005                         448,564
   407,785    Term Loan, maturing June 30, 2006                         407,785
 2,085,610    Term Loan, maturing June 30, 2007                       2,085,610
              Georgia Gulf Corporation
 1,000,000    Term Loan, maturing December 31, 2006                   1,000,000
              Huntsman Corporation
 3,407,665    Term Loan, maturing September 30, 2003                  3,407,665
              Huntsman ICI Chemicals LLC
 1,250,000    Term Loan, maturing June 30, 2007                       1,256,250
 1,250,000    Term Loan, maturing June 30, 2008                       1,256,250
              Lyondell Petrochemical Company
 2,977,500    Term Loan, maturing June 30, 2007                       3,046,370
              Polymer Group, Inc.
 4,939,759    Term Loan, maturing December 20, 2005                   4,939,759
-------------------------------------------------------------------------------
                                                                  $  22,768,253
-------------------------------------------------------------------------------

Coal -- 0.9%
--------------------------------------------------------------------------------
              P&L Coal Holdings Corporation
$3,000,000    Term Loan, maturing June 30, 2006                   $   3,000,000
-------------------------------------------------------------------------------
                                                                  $   3,000,000
-------------------------------------------------------------------------------

Commercial Services -- 4.5%
--------------------------------------------------------------------------------
              Advanstar Communications Inc.
$  985,819    Term Loan, maturing June 30, 2007                   $     985,819
              American Marketing Industries, Inc.
 1,350,796    Term Loan, maturing November 30, 2002                   1,350,796
   623,674    Term Loan, maturing November 30, 2004                     623,674
              Environmental Systems Products Hldgs, Inc.
 1,980,000    Term Loan, maturing September 30, 2005                  1,980,000
              Metokote Corporation
 1,000,000    Term Loan, maturing November 2, 2005                    1,000,000
              MSX International, Inc.
 1,000,000    Term Loan, maturing December 31, 2006                   1,000,000
              Nationsrent, Inc.
 1,000,000    Term Loan, maturing September 30, 2006                  1,000,000
              Safety-Kleen Services, Inc.
 1,468,672    Term Loan, maturing April 3, 2005                       1,468,672
 1,468,672    Term Loan, maturing April 3, 2006                       1,468,672
              United Rentals, Inc.
 2,985,000    Term Loan, maturing June 30, 2006                       2,985,000
              Volume Services, Inc.
 1,965,579    Term Loan, maturing December 31, 2002                   1,965,579
-------------------------------------------------------------------------------
                                                                  $  15,828,212
-------------------------------------------------------------------------------

Communications Equipment -- 4.2%
-------------------------------------------------------------------------------
              Amphenol Corporation
$1,912,162    Term Loan, maturing May 19, 2006                    $   1,912,162
              Communications & Power Industries, Inc.
   551,237    Term Loan, maturing August 11, 2000                       551,237
 2,862,191    Term Loan, maturing August 11, 2002                     2,862,191
              Communications Instruments
   997,500    Term Loan, maturing March 15, 2004                        997,500
              Dynatech Corporation
   981,790    Term Loan, maturing March 31, 2005                        981,790
   981,790    Term Loan, maturing March 31, 2006                        981,790
   981,790    Term Loan, maturing March 31, 2007                        981,790
              General Cable Corporation
 1,789,375    Term Loan, maturing May 31, 2007                        1,789,375
              Superior Telecom, Inc.
 2,894,499    Term Loan, maturing November 27, 2005                   2,894,499
              Viasystems, Inc.
   999,141    Term Loan, maturing June 30, 2005                         999,141
-------------------------------------------------------------------------------
                                                                  $  14,951,475
-------------------------------------------------------------------------------

Computer Software & Services -- 0.9%
-------------------------------------------------------------------------------
              Bridge Information Systems America
$3,000,000    Term Loan, maturing May 29, 2004                    $   3,000,000
-------------------------------------------------------------------------------
                                                                  $   3,000,000
-------------------------------------------------------------------------------

Computers & Peripherals -- 0.3%
-------------------------------------------------------------------------------
              Titan Corporation
$  995,000    Term Loan, maturing June 9, 2005                    $     995,000
-------------------------------------------------------------------------------
                                                                  $     995,000
-------------------------------------------------------------------------------

Construction & Engineering -- 0.3%
-------------------------------------------------------------------------------
              URS Corporation
$  498,750    Term Loan, maturing June 9, 2006                    $     498,750
   498,750    Term Loan, maturing June 9, 2007                          498,750
-------------------------------------------------------------------------------
                                                                  $     997,500
-------------------------------------------------------------------------------

Construction Materials -- 0.6%
-------------------------------------------------------------------------------
              Tapco International Corporation
$  623,438    Term Loan, maturing June 23, 2007                   $     623,438
   374,063    Term Loan, maturing June 23, 2008                         374,063
              Trussway Industries, Inc.
 1,000,000    Term Loan, maturing December 31, 2006                   1,000,000
-------------------------------------------------------------------------------
                                                                  $   1,997,501
-------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 2.0%
-------------------------------------------------------------------------------
              Ball Corporation
$2,500,659    Term Loan, maturing March 10, 2006                  $   2,500,659
              Consolidated Container Holdings LLC
 2,985,000    Term Loan, maturing June 30, 2007                       2,985,000
              Graham Packaging Company
 1,502,924    Term Loan, maturing January 31, 2007                    1,502,924
-------------------------------------------------------------------------------
                                                                  $   6,988,583
-------------------------------------------------------------------------------

Containers & Packaging - Paper -- 3.8%
-------------------------------------------------------------------------------
              ACX Technologies, Inc.
$1,875,000    Term Loan, maturing August 3, 2000                  $   1,875,000
              Blue Ridge Paper Products, Inc.
   899,854    Term Loan, maturing March 31, 2006                        899,854
              Gaylord Container Corporation
 2,000,000    Term Loan, maturing June 19, 2004                       2,000,000
              Impaxx, Inc.
 1,000,000    Term Loan, maturing December 31, 2005                   1,000,000
              Jefferson Smurfit Corporation
   575,000    Term Loan, maturing March 24, 2006                        577,875
              Packaging Corporation Of America
 1,014,345    Term Loan, maturing March 31, 2007                      1,014,345
 1,014,345    Term Loan, maturing March 31, 2008                      1,014,345
              RIC Holding, Inc.
 4,950,166    Term Loan, maturing February 28, 2004                   4,971,848
-------------------------------------------------------------------------------
                                                                  $  13,353,267
-------------------------------------------------------------------------------

Containers & Packaging - Plastics -- 2.2%
-------------------------------------------------------------------------------
              Huntsman Packaging Corp.
$4,949,495    Term Loan, maturing June 30, 2006                   $   4,949,495
              Tekni-Plex, Inc.
 2,962,312    Term Loan, maturing March 31, 2006                      2,962,312
-------------------------------------------------------------------------------
                                                                  $   7,911,807
-------------------------------------------------------------------------------

Educational Services -- 1.5%
-------------------------------------------------------------------------------
              Kindercare Learning Centers, Inc.
$3,128,465    Term Loan, maturing February 13, 2006               $   3,128,465
              Language Line, LLC
   997,500    Term Loan, maturing March 31, 2006                        997,500
              Weekly Reader Corporation
   997,500    Term Loan, maturing September 30, 2007                    997,500
-------------------------------------------------------------------------------
                                                                  $   5,123,465
-------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 1.7%
-------------------------------------------------------------------------------
              Gentek, Inc.
$  995,000    Term Loan, maturing April 30, 2007                  $     995,000
              Juno Lighting, Inc.
   960,000    Term Loan, maturing November 30, 2006                     960,000
              Knowles Electronics, Inc.
 1,000,000    Term Loan, maturing June 29, 2007                       1,000,000
              Packard Bioscience Company
 1,887,579    Term Loan, maturing March 31, 2002                      1,887,579
              Stoneridge
   990,000    Term Loan, maturing December 31, 2005                     990,000
-------------------------------------------------------------------------------
                                                                  $   5,832,579
-------------------------------------------------------------------------------

Entertainment -- 4.2%
-------------------------------------------------------------------------------
              Fitness Holdings Worldwide, Inc.
$  500,000    Term Loan, maturing November 2, 2006                $     500,000
   500,000    Term Loan, maturing November 2, 2007                      500,000
              Interval International Corp.
 1,041,250    Term Loan, maturing December 16, 2005                   1,041,250
 1,041,250    Term Loan, maturing December 15, 2006                   1,041,250
              Panavision, Inc.
 4,975,000    Term Loan, maturing March 31, 2005                      4,975,000
              Pebble Beach Company
 1,643,161    Term Loan, maturing July 30, 2006                       1,643,161
              SFX Entertainment, Inc
 2,250,000    Term Loan, maturing June 30, 2006                       2,250,000
              Six Flags Theme Parks Inc.
 3,000,000    Term Loan, maturing September 30, 2005                  3,000,000
-------------------------------------------------------------------------------
                                                                  $  14,950,661
-------------------------------------------------------------------------------

Environmental Services -- 0.7%
-------------------------------------------------------------------------------
              Allied Waste Industries, Inc.
$  613,636    Term Loan, maturing July 30, 2006                   $     599,449
   886,364    Term Loan, maturing July 30, 2007                         865,871
              Stericycle, Inc.
 1,000,000    Term Loan, maturing November 10, 2006                   1,000,000
-------------------------------------------------------------------------------
                                                                  $   2,465,320
-------------------------------------------------------------------------------

Food, Beverages & Tobacco -- 5.1%
-------------------------------------------------------------------------------
              Aurora Foods, Inc.
$1,995,000    Term Loan, maturing September 30, 2006              $   1,995,000
              B&G Foods, Inc.
 2,000,000    Term Loan, maturing March 31, 2006                      2,000,000
              Del Monte Corporation
 2,181,311    Term Loan, maturing March 31, 2005                      2,181,311
              Domino's Inc.
   991,686    Term Loan, maturing December 21, 2006                     994,165
   992,720    Term Loan, maturing December 21, 2007                     995,202
              International Home Foods, Inc.
 2,986,631    Term Loan, maturing September 30, 2006                  2,986,631
              New World Pasta
   886,633    Term Loan, maturing January 28, 2006                      886,633
              Pabst Brewing Company
   834,032    Term Loan, maturing April 30, 2004                        834,032
              Southern Foods Group, L.P.
 2,243,986    Term Loan, maturing February 28, 2006                   2,243,986
                    Triarc Companies, Inc.
   865,552    Term Loan, maturing March 31, 2006                        869,343
 2,111,948    Term Loan, maturing March 31, 2007                      2,121,198
-------------------------------------------------------------------------------
                                                                  $  18,107,501
-------------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 5.6%
-------------------------------------------------------------------------------
              Charles River Laboratories, Inc.
$  997,500    Term Loan, maturing October 13, 2007                $     997,500
              Conmed Corporation
 1,996,250    Term Loan, maturing December 31, 2005                   1,996,250
              Dade Behring Holdings, Inc.
   995,000    Term Loan, maturing June 30, 2005                         997,488
   995,000    Term Loan, maturing June 30, 2006                         997,488
              Fisher Scientific International Inc
 1,474,511    Term Loan, maturing January 21, 2007                    1,474,511
 1,018,079    Term Loan, maturing January 21, 2008                    1,018,079
              Imed Corporation
 2,652,368    Term Loan, maturing May 31, 2005                        2,652,368
              Leiner Health Products Inc.
 2,468,436    Term Loan, maturing December 30, 2004                   2,468,436
              Quest Diagnostics, Inc.
   495,814    Term Loan, maturing August 16, 2005                       495,814
   457,674    Term Loan, maturing August 16, 2006                       457,674
              Stryker Corporation
   879,799    Term Loan, maturing December 10, 2005                     881,998
 3,328,812    Term Loan, maturing December 10, 2006                   3,337,134
              WGL Acquisition Corp.
 1,979,950    Term Loan, maturing July 10, 2004                       1,979,950
-------------------------------------------------------------------------------
                                                                  $  19,754,690
-------------------------------------------------------------------------------

Health Care - Providers & Services -- 2.3%
-------------------------------------------------------------------------------
              FHC Health Systems, Inc.
$2,464,969    Term Loan, maturing April 30, 2005                  $   2,464,969
 2,464,969    Term Loan, maturing April 30, 2006                      2,464,969
              Mariner Post-Acute Network (f/k/a Paragon)*
 2,357,919    Term Loan, maturing March 31, 2005                      1,178,960
 2,357,919    Term Loan, maturing March 31, 2006                      1,178,960
              Team Health
   956,667    Term Loan, maturing March 12, 2006                        956,667
-------------------------------------------------------------------------------
                                                                  $   8,244,525
-------------------------------------------------------------------------------

Hotels -- 1.7%
-------------------------------------------------------------------------------
              Extended Stay America
$1,000,000    Term Loan, maturing December 31, 2005               $   1,000,000
              Starwood Hotels & Resorts
 3,000,000    Term Loan, maturing February 23, 2003                   3,000,000
              Wyndham International, Inc.
 1,000,000    Term Loan, maturing June 30, 2004                         990,000
 1,000,000    Term Loan, maturing June 30, 2006                         990,000
-------------------------------------------------------------------------------
                                                                  $   5,980,000
-------------------------------------------------------------------------------

Household Furnishings & Appliances -- 2.8%
-------------------------------------------------------------------------------
              Furniture Brands International, Inc.
$3,500,000    Term Loan, maturing June 27, 2007                   $   3,500,000
              Home Interiors & Gifts, Inc.
   998,375    Term Loan, maturing June 30, 2006                         998,375
              Sealy Mattress Company
 1,125,179    Term Loan, maturing December 15, 2004                   1,125,179
   810,518    Term Loan, maturing December 15, 2005                     810,518
 1,035,797    Term Loan, maturing December 15, 2006                   1,035,797
              Simmons Company
   714,286    Term Loan, maturing October 30, 2005                      714,286
 1,785,714    Term Loan, maturing October 30, 2006                    1,785,714
-------------------------------------------------------------------------------
                                                                  $   9,969,869
-------------------------------------------------------------------------------

Household Products -- 3.0%
-------------------------------------------------------------------------------
              The Imperial Decor Home Group, Inc.
$1,991,304    Term Loan, maturing March 12, 2005                  $   1,692,609
   994,444    Term Loan, maturing March 12, 2006                        845,278
              The Scotts Company
 2,532,373    Term Loan, maturing June 30, 2006                       2,532,373
 2,438,650    Term Loan, maturing June 30, 2007                       2,438,650
              United Industries Corporation
   987,500    Term Loan, maturing January 20, 2006                      987,500
              Werner Holding Co.
 1,974,811    Term Loan, maturing November 30, 2004                   1,974,811
-------------------------------------------------------------------------------
                                                                  $  10,471,221
-------------------------------------------------------------------------------

Insurance -- 1.9%
-------------------------------------------------------------------------------
              Acordia, Inc.
$4,924,623    Term Loan, maturing December 31, 2004               $   4,924,623
              Willis Corroon Corporation
   970,000    Term Loan, maturing February 19, 2007                     970,000
   485,000    Term Loan, maturing February 19, 2008                     485,000
   485,000    Term Loan, maturing August 19, 2008                       485,000
-------------------------------------------------------------------------------
                                                                  $   6,864,623
-------------------------------------------------------------------------------

Machinery -- 1.9%
-------------------------------------------------------------------------------
              Citation Corporation
$1,000,000    Term Loan, maturing December 1, 2007                $   1,000,000
              Numatics, Incorporated
 2,891,753    Term Loan, maturing September 19, 2005                  2,891,753
              Thermadyne MFG LLC
 1,411,216    Term Loan, maturing May 22, 2005                        1,411,216
 1,486,228    Term Loan, maturing May 22, 2006                        1,486,228
-------------------------------------------------------------------------------
                                                                  $   6,789,197
-------------------------------------------------------------------------------

Manufacturing -- 4.7%
-------------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$1,656,009    Term Loan, maturing September 30, 2005              $   1,656,009
              International Wire Group, Inc.
 2,976,452    Term Loan, maturing September 30, 2002                  2,976,452
              Mueller Group, Inc.
   497,500    Term Loan, maturing August 17, 2006                       497,500
   497,500    Term Loan, maturing August 17, 2007                       497,500
              Neenah Foundry Company
 2,991,276    Term Loan, maturing September 30, 2005                  2,991,276
              Polypore Incorporated
 1,000,000    Term Loan, maturing December 31, 2006                   1,000,000
              SPX Corporation
 2,048,611    Term Loan, maturing September 30, 2006                  2,048,611
              Synthetic Industries, Inc.
 1,000,000    Term Loan, maturing December 30, 2007                   1,000,000
              Tokheim Corporation
 3,916,667    Term Loan, maturing September 30, 2004                  3,916,667
-------------------------------------------------------------------------------
                                                                  $  16,584,015
-------------------------------------------------------------------------------

Metals & Mining -- 2.4%
-------------------------------------------------------------------------------
              C II Carbon, LLC
 2,543,969    Term Loan, maturing June 30, 2008                   $   2,543,969
              U.S. Silica Company
 1,000,000    Term Loan, maturing September 30, 2007                  1,000,000
              Ucar Global Enterprises, Inc.
 4,976,190    Term Loan, maturing December 31, 2003                   4,976,190
-------------------------------------------------------------------------------
                                                                  $   8,520,159
-------------------------------------------------------------------------------

Miscellaneous -- 1.4%
-------------------------------------------------------------------------------
              Alliance Laundry Holdings LLC.
$2,000,000    Term Loan, maturing September 30, 2005              $   2,000,000
              Coinmach Laundry Corporation
 2,942,262    Term Loan, maturing June 30, 2005                       2,942,262
-------------------------------------------------------------------------------
                                                                  $   4,942,262
-------------------------------------------------------------------------------

Office Equipment & Supplies -- 2.6%
-------------------------------------------------------------------------------
              Buhrmann, Inc.
$2,000,000    Term Loan, maturing December 31, 2007               $   2,000,000
              Neopost (F.M.E. Corporation)
 3,546,144    Term Loan, maturing June 24, 2006                       3,546,144
              U.S. Office Products
 3,525,427    Term Loan, maturing June 9, 2006                        3,525,427
-------------------------------------------------------------------------------
                                                                  $   9,071,571
-------------------------------------------------------------------------------

Oil & Gas -- 0.3%
-------------------------------------------------------------------------------
              Transmontaigne Inc.
$1,000,000    Term Loan, maturing June 30, 2006                   $   1,000,000
-------------------------------------------------------------------------------
                                                                  $   1,000,000
-------------------------------------------------------------------------------

Paper & Forest Products -- 0.9%
-------------------------------------------------------------------------------
              Bear Island Paper Company, LLC
$1,345,828    Term Loan, maturing December 31, 2005               $   1,345,828
              Pacifica Papers, Inc.
 1,990,000    Term Loan, maturing March 5, 2006                       1,990,000
-------------------------------------------------------------------------------
                                                                  $   3,335,828
-------------------------------------------------------------------------------

Personal Products -- 0.6%
--------------------------------------------------------------------------------
              American Safety Razor Company
$2,000,000    Term Loan, maturing April 30, 2007                  $   2,000,000
-------------------------------------------------------------------------------
                                                                  $   2,000,000
-------------------------------------------------------------------------------

Pharmaceuticals & Biotechnology -- 1.0%
-------------------------------------------------------------------------------
              King Pharmaceuticals, Inc.
$2,475,000    Term Loan, maturing December 22, 2006               $   2,475,000
              Shire Pharmaceuticals
 1,000,000    Term Loan, maturing December 31, 2005                   1,000,000
-------------------------------------------------------------------------------
                                                                  $   3,475,000
-------------------------------------------------------------------------------

Publishing & Printing -- 4.4%
-------------------------------------------------------------------------------
              American Media Operations Inc.
$1,000,000    Term Loan, maturing April 1, 2007                   $   1,000,000
              Entertainment Publications, Inc.
 1,000,000    Term Loan, maturing December 31, 2005                   1,000,000
              HIF Corp.
 2,000,000    Term Loan, maturing December 31, 2004                   2,000,000
              Merrill Corporation
 1,000,000    Term Loan, maturing November 15, 2007                   1,000,000
              Morris Communications Corporation
 1,953,003    Term Loan, maturing June 30, 2005                       1,953,003
              Reiman Publications
 2,000,000    Term Loan, maturing November 30, 2005                   2,000,000
              The Sheridan Group, Inc.
   995,625    Term Loan, maturing January 30, 2005                      995,625
              Von Hoffman Press, Inc.
   696,960    Term Loan, maturing May 30, 2004                          696,960
 2,264,172    Term Loan, maturing May 30, 2005                        2,264,172
              Ziff-Davis Publishing Company
 2,500,000    Term Loan, maturing March 31, 2006                      2,500,000
-------------------------------------------------------------------------------
                                                                  $  15,409,760
-------------------------------------------------------------------------------

Restaurants -- 0.9%
-------------------------------------------------------------------------------
              Applebee's International, Inc.
$2,225,887    Term Loan, maturing March 31, 2006                  $   2,225,887
              Coco's Carrow's and Jojo's Restaurants
 1,000,000    Term Loan, maturing April 30, 2003                      1,000,000
-------------------------------------------------------------------------------
                                                                  $   3,225,887
-------------------------------------------------------------------------------

Retail - Food & Drug -- 1.4%
--------------------------------------------------------------------------------
              Duane Reade Inc.
$2,000,000    Term Loan, maturing February 15, 2006               $   2,002,500
              Pathmark Stores, Inc.
 2,977,654    Term Loan, maturing December 15, 2001                   2,977,654
-------------------------------------------------------------------------------
                                                                  $   4,980,154
-------------------------------------------------------------------------------

Retail - Specialty -- 3.3%
-------------------------------------------------------------------------------
              Advanced Stores Company, Inc.
$2,000,000    Term Loan, maturing April 15, 2006                  $   2,000,000
              CSK Auto, Inc.
 2,000,000    Term Loan, maturing October 31, 2003                    2,000,000
              Nebraska Book Company
 2,461,240    Term Loan, maturing March 31, 2006                      2,461,240
              Petro Shopping Centers, L.P.
 2,000,000    Term Loan, maturing July 31, 2006                       2,000,000
              Travelcenters of America, Inc.
 2,976,341    Term Loan, maturing March 27, 2005                      2,976,341
-------------------------------------------------------------------------------
                                                                  $  11,437,581
-------------------------------------------------------------------------------

Road & Rail -- 1.2%
-------------------------------------------------------------------------------
              MTL
$1,642,080    Term Loan, maturing August 28, 2005                 $   1,642,080
 1,264,640    Term Loan, maturing February 28, 2006                   1,264,640
              Transportation Manufacturing Operations, Inc.
   995,000    Term Loan, maturing June 15, 2006                         995,000
              Transportation Technologies Industries, Inc. (Johnstown)
   199,000    Term Loan, maturing April 30, 2007                        199,000
-------------------------------------------------------------------------------
                                                                  $   4,100,720
-------------------------------------------------------------------------------

Semiconductor Equipment & Products -- 0.9%
--------------------------------------------------------------------------------
              Fairchild Semiconductor Corporation
$  693,308    Term Loan, maturing December 15, 2004               $     693,308
              Intersil Corporation
 1,000,000    Term Loan, maturing June 30, 2005                       1,000,000
              Semiconductor Components Industries, LLC
   722,222    Term Loan, maturing August 4, 2006                        722,222
   777,778    Term Loan, maturing August 4, 2007                        777,778
-------------------------------------------------------------------------------
                                                                  $   3,193,308
-------------------------------------------------------------------------------

Shipping Lines -- 0.6%
-------------------------------------------------------------------------------
              American Commercial Lines
$2,210,692    Term Loan, maturing June 30, 2007                   $   2,210,692
-------------------------------------------------------------------------------
                                                                  $   2,210,692
-------------------------------------------------------------------------------

Telecommunications - Wireline -- 2.1%
--------------------------------------------------------------------------------
              Davel Communications
$2,475,000    Term Loan, maturing June 23, 2005                   $   2,475,000
              Globenet Communication Holdings Ltd.
 1,000,000    Term Loan, maturing September 30, 2005                  1,000,000
              Level 3 Communications, Inc.
 1,000,000    Term Loan, maturing July 15, 2008                       1,000,000
              MJD Communications
 2,992,386    Term Loan, maturing March 31, 2006                      2,992,386
-------------------------------------------------------------------------------
                                                                  $   7,467,386
-------------------------------------------------------------------------------

Telecommunications - Wireless -- 5.9%
--------------------------------------------------------------------------------
              American Cellular Wireless LLC.
$  989,441    Term Loan, maturing June 25, 2007                   $     989,441
   989,078    Term Loan, maturing December 25, 2007                     989,078
              Cellular, Inc Financial Corporation
 1,499,625    Term Loan, maturing March 31, 2007                      1,499,625
 3,500,000    Term Loan, maturing March 31, 2008                      3,500,000
              Centennial Cellular Corp.
 1,225,000    Term Loan, maturing November 30, 2006                   1,237,250
 1,225,000    Term Loan, maturing November 30, 2007                   1,237,250
              Microcell Connexions
 1,000,000    Term Loan, maturing December 30, 2005                   1,000,000
              Nextel Communications, Inc.
   750,000    Term Loan, maturing June 30, 2008                         758,910
   750,000    Term Loan, maturing December 30, 2008                     758,910
              Spectrasite Communications, Inc.
 1,000,000    Term Loan, maturing June 30, 2006                       1,000,000
              Sygnet Operating Company (Dobson)
   537,491    Term Loan, maturing March 31, 2007                        538,835
   444,444    Term Loan, maturing December 23, 2007                     445,556
              Tritel Holding Corp.
 2,000,000    Term Loan, maturing December 31, 2007                   2,000,000
              Western PCS Holding Corporation
 2,500,000    Term Loan, maturing June 30, 2007                       2,500,000
              Western Wireless
 2,500,000    Term Loan, maturing March 31, 2004                      2,500,000
-------------------------------------------------------------------------------
                                                                  $  20,954,855
-------------------------------------------------------------------------------

Textiles & Apparel -- 4.9%
-------------------------------------------------------------------------------
              Cluett American Corp
$4,925,000    Term Loan, maturing May 18, 2005                    $   4,925,000
              Globe Manufacturing Corp
 3,900,000    Term Loan, maturing July 31, 2006                       3,900,000
              Joan Fabrics Corporation
 1,495,326    Term Loan, maturing June 30, 2005                       1,495,326
 2,238,309    Term Loan, maturing June 30, 2006                       2,238,309
              The William Carter Company
 4,845,361    Term Loan, maturing October 31, 2003                    4,845,361
-------------------------------------------------------------------------------
                                                                  $  17,403,996
-------------------------------------------------------------------------------

Theaters -- 0.6%
-------------------------------------------------------------------------------
              Edwards Megaplex Holdings, LLC
$1,000,000    Term Loan, maturing August 25, 2006                 $   1,000,000
              Hollywood Theater Holdings, Inc.
   992,500    Term Loan, maturing March 31, 2006                        992,500
-------------------------------------------------------------------------------
                                                                  $   1,992,500
-------------------------------------------------------------------------------

Total Senior, Floating-Rate Loan Interests
  (identified cost $423,413,059)                                  $ 420,749,961
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 12.8%

PRINCIPAL
AMOUNT
(000'S OMITTED)        SECURITY                                     VALUE
-------------------------------------------------------------------------------

Apparel -- 0.6%
-------------------------------------------------------------------------------
              Hosiery Corp. of America, Inc.
$    1,000    13.75%, 8/1/02                                      $   1,045,000
              William Carter Co., Sr. Sub. Notes
     1,000    10.375%, 12/1/06                                          905,000
-------------------------------------------------------------------------------
                                                                  $   1,950,000
-------------------------------------------------------------------------------

Auto and Parts -- 0.2%
-------------------------------------------------------------------------------
              J.L. French Automotive Casting
$      750    11.50%, 6/1/09                                      $     770,625
-------------------------------------------------------------------------------
                                                                  $     770,625
-------------------------------------------------------------------------------

Broadcasting and Cable -- 0.9%
--------------------------------------------------------------------------------
              Golden Sky Systems
$    1,000    12.375%, 8/1/06                                     $   1,070,000
              Pegasus Communications
     1,000    9.75%, 12/1/06                                          1,015,000
              Telewest PLC
     1,000    11.25%, 11/1/08                                         1,090,000
-------------------------------------------------------------------------------
                                                                  $   3,175,000
-------------------------------------------------------------------------------

Business Services -- 0.2%
-------------------------------------------------------------------------------
              Federal Data Corp., Sr. Sub. Notes
$      750    10.125%, 8/1/05                                     $     566,250
              Viasystems, Inc., Sr. Sub. Notes
       600    9.75%, 6/1/07                                             321,000
-------------------------------------------------------------------------------
                                                                  $     887,250
-------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.8%
--------------------------------------------------------------------------------
              Anthony Crane Rentals, Sr. Notes
$      500    10.375%, 8/1/08                                     $     427,500
              NationsRent, Inc., Sr. Sub. Notes
     1,000    10.375%, 12/15/08                                         990,000
              Neff Corp., Sr. Sub. Notes
     1,000    10.25%, 6/1/08                                            965,000
              Richmont Marketing Special, Sr. Sub. Notes
     1,000    10.125%, 12/15/07                                         605,000
-------------------------------------------------------------------------------
                                                                  $   2,987,500
-------------------------------------------------------------------------------

Cargo Transportation -- 0.2%
-------------------------------------------------------------------------------
              Pacer International, Inc.
$      750    11.75%, 6/1/07                                      $     761,250
-------------------------------------------------------------------------------
                                                                  $     761,250
-------------------------------------------------------------------------------

Chemicals -- 1.1%
--------------------------------------------------------------------------------
              Georgia Gulf Corp., Sr. Sub. Notes
$    1,000    10.375%, 11/1/07(1)                                 $   1,042,500
              Huntsman ICI Chemicals, LLC
     1,000    10.125%, 7/1/09(1)                                      1,040,000
              Lyondell Chemical Co., Sr. Notes
     1,000    9.875%, 5/1/07                                            995,000
              Polaroid Corp.
       750    11.50%, 2/15/06                                           746,250
-------------------------------------------------------------------------------
                                                                  $   3,823,750
-------------------------------------------------------------------------------

Communications Services -- 0.2%
-------------------------------------------------------------------------------
              Loral Space and Commerce
$      200    9.50%, 1/15/06                                      $     181,000
              NTL, Inc.
       500    11.50%, 10/1/08                                           542,500
-------------------------------------------------------------------------------
                                                                  $     723,500
-------------------------------------------------------------------------------

Consumer Products -- 0.0%
--------------------------------------------------------------------------------
              Glenoit Corp., Sr. Sub. Notes
$      500    11.00%, 4/15/07                                     $     142,500
-------------------------------------------------------------------------------
                                                                  $     142,500
-------------------------------------------------------------------------------

Containers and Packaging -- 0.4%
-------------------------------------------------------------------------------
              Consumers International, Inc., Sr. Notes
$      500    10.25%, 4/1/05                                      $     392,500
              Stone Container Corp., 1st Mtg. Notes
     1,000    10.75%, 10/1/02                                         1,015,000
-------------------------------------------------------------------------------
                                                                  $   1,407,500
-------------------------------------------------------------------------------

Engineering and Construction -- 0.3%
-------------------------------------------------------------------------------
              Level 3 Communications, Inc., Sr. Notes
$    1,000    9.125%, 5/1/08                                      $     947,500
-------------------------------------------------------------------------------
                                                                  $     947,500
-------------------------------------------------------------------------------

Entertainment -- 0.7%
-------------------------------------------------------------------------------
              Premier Parks, Inc.
$    1,000    9.75%, 6/15/07                                      $   1,000,000
              Regal Cinemas, Inc.
       750    9.50%, 6/1/08                                             570,000
              United Pan-Europe Communications NV
     1,000    10.875%, 8/1/09                                         1,017,500
-------------------------------------------------------------------------------
                                                                  $   2,587,500
-------------------------------------------------------------------------------

Foods -- 0.3%
--------------------------------------------------------------------------------
              B & G Foods, Inc., Sub. Notes
$      500    9.625%, 8/1/07                                      $     446,250
              Del Monte Corp., Sr. Notes
       651    12.25%, 4/15/07                                           722,610
-------------------------------------------------------------------------------
                                                                  $   1,168,860
-------------------------------------------------------------------------------

Household Furnishings & Appliances -- 0.1%
-------------------------------------------------------------------------------
              Fedders North America
$      500    9.375%, 8/15/07(1)                                  $     492,500
-------------------------------------------------------------------------------
                                                                  $     492,500
-------------------------------------------------------------------------------

Information Services -- 0.7%
-------------------------------------------------------------------------------
              Psinet, Inc.
$    1,250    11.50%, 11/1/08                                     $   1,312,500
              Verio, Inc., Sr. Notes
     1,000    11.25%, 12/1/08                                         1,055,000
-------------------------------------------------------------------------------
                                                                  $   2,367,500
-------------------------------------------------------------------------------

Lodging and Gaming -- 1.0%
--------------------------------------------------------------------------------
              Argosy Gaming
$    1,000    10.75%, 6/1/09                                      $   1,057,500
              Coast Hotels and Casino, Inc., Sr. Sub. Notes
       500    9.50%, 4/1/09                                             480,000
              Hollywood Casino, Sr. Sub. Notes
     1,000    11.25%, 5/1/07                                          1,050,000
              Majestic Star Casino, LLC
     1,000    10.875%, 7/1/06                                           970,000
-------------------------------------------------------------------------------
                                                                  $   3,557,500
-------------------------------------------------------------------------------

Manufacturing -- 0.5%
-------------------------------------------------------------------------------
              Fisher Scientific
$    1,000    9.00%, 2/1/08                                       $     965,000
              Transdigm Inc.
     1,000    10.375%, 12/1/08                                          905,000
-------------------------------------------------------------------------------
                                                                  $   1,870,000
-------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 0.3%
--------------------------------------------------------------------------------
              Western Natural Gas
$    1,000    10.00%, 6/15/09                                     $   1,030,000
-------------------------------------------------------------------------------
                                                                  $   1,030,000
-------------------------------------------------------------------------------

Printing and Business Products -- 0.4%
--------------------------------------------------------------------------------
              MDC Communications Corp., Sr. Sub. Notes
$    1,250    10.50%, 12/1/06                                     $   1,234,375
-------------------------------------------------------------------------------
                                                                  $   1,234,375
-------------------------------------------------------------------------------

Publishing -- 0.5%
--------------------------------------------------------------------------------
              American Lawyer Media
$    1,000    9.75%, 12/15/07                                     $     975,000
              Von Hoffman Press, Inc., Sr. Sub. Notes
       750    10.875%, 5/15/07(1)                                       740,625
-------------------------------------------------------------------------------
                                                                  $   1,715,625
-------------------------------------------------------------------------------

Retail - Food and Drug -- 0.7%
--------------------------------------------------------------------------------
              AFC Enterprises, Inc., Sr. Sub. Notes
$      550    10.25%, 5/15/07                                     $     556,188
              King Pharm, Inc.
       750    10.75%, 2/15/09                                           798,750
              Pantry, Inc., Sr. Sub. Notes
     1,000    10.25%, 10/15/07                                          975,000
-------------------------------------------------------------------------------
                                                                  $   2,329,938
-------------------------------------------------------------------------------

Retail - General -- 0.7%
-------------------------------------------------------------------------------
              Advance Stores Co., Inc., Sr. Sub. Notes
$    1,250    10.25%, 4/15/08                                     $   1,093,750
              Kindercare Learning Ctrs., Inc., Sr. Sub. Notes
     1,000    9.50%, 2/15/09                                            967,500
              Tuesday Morning Corp., Sr. Sub. Notes
       345    11.00%, 12/15/07                                          350,175
-------------------------------------------------------------------------------
                                                                  $   2,411,425
-------------------------------------------------------------------------------

Wireline Communication Services - Domestic -- 1.7%
-------------------------------------------------------------------------------
              Dobson/Signet Communications Corp.
$      625    12.25%, 12/15/08                                    $     690,625
              Esprit Telecom Group PLC, Sr. Notes
     1,000    11.50%, 12/15/07                                        1,007,500
              Hyperion Telecommunications, Inc., Sr. Notes
     1,000    12.25%, 9/1/04                                          1,075,000
              Intermedia Communications, Inc., Sr. Notes
     1,000    9.50%, 3/1/09                                             905,000
              Metromedia Fiber Network, Sr. Notes
       500    10.00%, 12/15/09                                          500,000
              Nextlink Communications, Sr. Notes
       750    10.50%, 12/1/09(1)                                        750,000
              Williams Communications Group, Inc., Sr. Notes
     1,000    10.875%, 10/1/09                                        1,050,000
-------------------------------------------------------------------------------
                                                                  $   5,978,125
-------------------------------------------------------------------------------

Wireline Communication Services -
International -- 0.3%
--------------------------------------------------------------------------------
              Primus Telecom Group, Sr. Notes
$    1,000    11.25%, 1/15/09                                     $     970,000
-------------------------------------------------------------------------------
                                                                  $     970,000
-------------------------------------------------------------------------------

Total Corporate Bonds & Notes
  (identified cost $46,433,722)                                   $  45,289,723
-------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS -- 0.0%
SHARES/WARRANTS        SECURITY                                       VALUE
-------------------------------------------------------------------------------
    26,103    Tokheim Warrants*                                   $           0
-------------------------------------------------------------------------------

Total Common Stocks and Warrants
  (identified cost, $0)                                           $           0
-------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.4%
-------------------------------------------------------------------------------
              Panasonic Finance
$    5,000    5.45%, 1/5/00                                       $   4,996,972
-------------------------------------------------------------------------------

Total Commercial Paper
  (amortized cost $4,996,972)                                     $   4,996,972
-------------------------------------------------------------------------------

Total Investments -- 133.6%
  (identified cost $474,843,753)                                  $ 471,036,656
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (33.6)%                         $(118,554,087)
-------------------------------------------------------------------------------

Net Assets -- 100%                                                $ 352,482,569
-------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Senior secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.
  * Non-income producing security.

                       See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
----------------------------------------------------------------------------------------
Investments, at value
  (identified cost, $474,843,753)                                           $471,036,656
Cash                                                                          22,007,939
Interest receivable                                                            4,171,906
Prepaid expenses                                                                  25,729
----------------------------------------------------------------------------------------
Total assets                                                                $497,242,230
----------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------
Amounts due under commercial paper program                                  $139,000,000
Dividends payable                                                              2,638,765
Deferred facility fee income                                                   2,224,876
Payable to affiliate for Trustees' fees                                            6,000
Accrued expenses:
Interest                                                                         705,122
Operating expense                                                                184,898
----------------------------------------------------------------------------------------
Total liabilities                                                           $144,759,661
----------------------------------------------------------------------------------------
Net Assets for 35,660,000 shares of beneficial interest outstanding         $352,482,569
----------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------
Paid-in capital                                                             $355,878,889
Accumulated distributions in excess of net realized gains (computed on
  the basis of identified cost)                                                   (7,995)
Accumulated undistributed net investment income                                  418,772
Net unrealized depreciation (computed on the basis of identified cost)        (3,807,097)
----------------------------------------------------------------------------------------
Total                                                                       $352,482,569
----------------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------------
($352,482,569 / 35,660,000 shares of beneficial interest
  outstanding)                                                              $       9.88
----------------------------------------------------------------------------------------

                           See notes to financial statements

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
DECEMBER 31, 1999

Investment Income
--------------------------------------------------------------------------------------
Interest                                                                   $22,207,323
Facility fees earned                                                           656,037
Miscellaneous                                                                   56,125
--------------------------------------------------------------------------------------
Total investment income                                                    $22,919,485
--------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------
Investment adviser fee                                                     $ 2,189,932
Administration fee                                                             644,098
Interest                                                                     4,367,061
Custodian fee                                                                   98,167
Legal and accounting services                                                   85,637
Loan program structuring expense                                                46,369
Transfer and dividend disbursing agent fees                                     43,803
Registration fees                                                               16,302
Printing and postage                                                            11,234
Miscellaneous                                                                  241,708
--------------------------------------------------------------------------------------
Total expenses                                                             $ 7,744,311
--------------------------------------------------------------------------------------
Net investment income                                                      $15,175,174
--------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                          $   115,761
--------------------------------------------------------------------------------------
Net realized gain                                                          $   115,761
--------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                      $(4,683,612)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                       $(4,683,612)
--------------------------------------------------------------------------------------
Net realized and unrealized loss                                           $(4,567,851)
--------------------------------------------------------------------------------------
Net increase in net assets from operations                                 $10,607,323
--------------------------------------------------------------------------------------

                           See notes to financial statements

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                    SIX MONTHS ENDED          PERIOD ENDED
IN NET ASSETS                                          DECEMBER 31, 1999       JUNE 30, 1999(1)
--------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                 $   15,175,174           $   19,224,711
  Net realized gain                                            115,761                  298,920
  Net change in unrealized appreciation
    (depreciation)                                          (4,683,612)                 876,515
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations              $   10,607,323           $   20,400,146
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                            $  (17,407,324)          $  (16,581,900)
  From net realized gain                                      (414,681)                 --
  In excess of net realized gains                               (7,995)                 --
--------------------------------------------------------------------------------------------------
Total distributions to shareholders                     $  (17,830,000)          $  (16,581,900)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                          $     --                 $  356,500,000
  Offering costs                                              --                       (713,000)
--------------------------------------------------------------------------------------------------
Net increase in net assets from
  Trust share transactions                              $     --                 $  355,787,000
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                   $   (7,222,677)          $  359,605,246
--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
At beginning of period                                  $  359,705,246           $      100,000
--------------------------------------------------------------------------------------------------
At end of period                                        $  352,482,569           $  359,705,246
--------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
--------------------------------------------------------------------------------------------------
At end of period                                        $      418,772           $    2,650,922
--------------------------------------------------------------------------------------------------
(1) For the period from the start of business, October 30, 1998, to June 30, 1999.

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 1999

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
                                                             SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH                                  DECEMBER 31, 1999
--------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchases of loan interests and corporate bonds             $(187,508,364)
  Proceeds from sales and principal repayments                  209,694,337
  Interest received                                              21,829,481
  Facility fees received                                            290,562
  Miscellaneous income received                                      56,125
  Interest paid                                                  (4,267,563)
  Operating expenses paid                                        (3,364,421)
  Net decrease in short-term investments                             86,028
--------------------------------------------------------------------------------
Net cash from operating activities                            $  36,816,185
--------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Cash distributions paid                                     $ (15,444,376)
  Net decrease in amounts due under commercial paper program    (13,000,000)
--------------------------------------------------------------------------------
Net cash from financing activities                            $ (28,444,376)
--------------------------------------------------------------------------------
Net increase in cash                                          $   8,371,809
--------------------------------------------------------------------------------
Cash at beginning of period                                   $  13,636,130
--------------------------------------------------------------------------------
Cash at end of period                                         $  22,007,939
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH FROM
OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                    $  10,607,323
Decrease in receivable from investments sold                      1,085,120
Increase in interest receivable                                    (331,829)
Decrease in prepaid expenses                                          7,923
Decrease in deferred facility fee income                           (786,222)
Decrease in payable to affiliate                                     (2,330)
Increase in accrued expenses                                        106,734
Net decrease in investments                                      26,129,466
--------------------------------------------------------------------------------
Net cash used for operating activities                        $  36,816,185
--------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 1999

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS ENDED      PERIOD ENDED
                                                 DECEMBER 31, 1999  JUNE 30, 1999(1)(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning of period                 $ 10.090        $ 10.000
--------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                  $  0.426        $   0.539
Net realized and unrealized gain (loss)                  (0.136)           0.036
--------------------------------------------------------------------------------
Total income from operations                           $  0.290        $   0.575
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
From net investment income                             $ (0.488)       $  (0.465)
From net realized gain                                   (0.012)            --
In excess of net realized gain                             --  (3)          --
--------------------------------------------------------------------------------
Total distributions                                    $ (0.500)       $  (0.465)
--------------------------------------------------------------------------------
Offering costs charged to paid-in capital              $   --          $  (0.020)
--------------------------------------------------------------------------------
Net asset value -- End of
period                                                 $  9.880        $  10.090
--------------------------------------------------------------------------------
Market value -- End of period                          $  9.375        $  10.000
--------------------------------------------------------------------------------
Total Return(4)                                           (2.11)%           4.93%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
--------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $352,483         $359,705
Ratios (As a percentage of average daily net assets):
  Net operating expenses                                   1.88%(5)         1.65%(5)
  Net interest expense                                     2.43%(5)         2.02%(5)
  Net investment income                                    8.43%(5)         8.17%(5)
Portfolio Turnover                                           38%              27%
--------------------------------------------------------------------------------
+ The operating expenses of the Trust reflect a reduction of the investment adviser fee and the administration fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Operating expenses                                                        1.97(5)
  Interest expense                                                          2.02(5)
  Net investment income                                                     7.85(5)
Net investment income per share                                        $   0.518
--------------------------------------------------------------------------------

(1)  Net investment income per share was computed using average shares outstanding.
(2)  For the period from the start of business, October 30, 1998, to June 30, 1999.
(3)  Represents less than $0.001 per share.
(4)  Total return is calculated assuming a purchase at market value on the first day and a sale at the market value on the last day of the period reported. Dividends and distributions, if any, are assumed reinvested on the reinvestment date. Total return is not computed on an annualized basis.
(5)  Annualized.

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 1999

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
  Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company.
  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A INVESTMENT VALUATION -- The Trust's investments are in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed liquid because reliable market quotations are readily available for them. Eaton Vance Management (EVM) values liquid loans at their market value, so that they are marked to market daily. Other Senior Loans are valued at fair value by the Trust's investment adviser, EVM, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

  D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F OFFERING COSTS -- Costs incurred by the Trust in connection with the initial offering of Trust shares were recorded as a reduction of paid-in capital.

  G OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
  Distributions to shareholders are recorded on the ex-dividend date. The
  Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------
  The agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value shares of beneficial interest. Transactions in Trust shares were as follows:

                                      SIX MONTHS ENDED        PERIOD ENDED
                                      DECEMBER 31, 1999     JUNE 30, 1999(1)
  ------------------------------------------------------------------------------
  Sales                                        --                35,660,000
  ------------------------------------------------------------------------------
  Net increase                                 --                35,660,000
  ------------------------------------------------------------------------------

(1)For the period from the start of business, October 30, 1998, to June 30, 1999.

4 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
  The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the six months ended December 31, 1999, the fee was equivalent to 0.85% (annualized) of the Trust's average daily gross assets and amounted to $2,189,932. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended December 31, 1999, the fee was equivalent to 0.25% (annualized) of the Trust's average weekly gross assets for such period and amounted to $644,098.

  Certain officers and Trustees of the Trust are officers of the above organization.

  During the six months ended December 31, 1999 the Trust engaged in purchase and sale transactions with other funds that also utilize EVM, or an affiliate of EVM, as an investment adviser. These purchase and sales transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $26,485,303 and $52,014,113, respectively.

5 INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
  The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans and corporate bonds aggregated $187,508,364 and $208,609,219, respectively, for the six months ended December 31, 1999.

6 SHORT-TERM DEBT AND CREDIT AGREEMENTS
--------------------------------------------------------------------------------
  The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $178 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes a commitment fee of approximately $139,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no borrowings under this agreement during the period. As of December 31, 1999, the Trust had commercial paper outstanding of $139,000,000, at an interest rate of 6.08%. Maximum and average borrowings for the six months ended December 31, 1999 were $162,000,000 and $152,000,000, respectively, and the average interest rate was 5.70%.

7 FEDERAL INCOME TAX BASIS OF INVESTMENTS
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investment securities at December 31, 1999, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                   $474,843,753
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ (4,907,681)
  Gross unrealized depreciation                                       1,100,584
  ------------------------------------------------------------------------------
  Net unrealized depreciation                                      $ (3,807,097)
  ------------------------------------------------------------------------------

8 ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
  The Trust held its annual meeting of Shareholders on October 26, 1999. 35,660,000 shares were outstanding on August 30, 1999, the record date for the shares eligible to vote at the meeting. 31,747,064 (89.03% of the record date shares) were represented at the meeting. The following actions were taken by the shareholders:

  ITEM 1: The election of Jessica M. Bibliowicz, Donald R. Dwight and James B. Hawkes as Trustees of the Trust.

                                       NUMBER OF SHARES
  NOMINEES FOR TRUSTEE                    AFFIRMATIVE        AGAINST
  --------------------------------------------------------------------
  Jessica M. Bibliowicz                   31,529,603         217,461
  Donald R. Dwight                        31,533,622         213,442
  James B. Hawkes                         31,545,691         201,373

  ITEM 2: The ratification of the selection of Deloitte & Touche LLP as independent auditors to the Trust for the fiscal year ending June 30, 2000.

                                       NUMBER OF SHARES
  ------------------------------------------------------
  For                                     31,462,508
  Against                                     55,581
  Abstain                                    225,976
  ------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 1999

--------------------------------------------------------------------------------
INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of Eaton Vance Senior Income Trust
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of December 31, 1999, the related statements of operations, and cash flows for the six months ended December 31, 1999 and the statements of changes in net assets, and the financial highlights for the six months ended December 31, 1999 and from the start of business, October 30, 1998, to June 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at December 31, 1999 by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers or selling or agent banks, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Senior Income Trust at December 31, 1999, the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

As discussed in Note 1A, the financial statements include Senior Loans held by the Trust valued at $382,512,818 (108.52% of net assets of the Trust), which values are fair values determined by the Trust's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Senior Loan or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Trust's investment adviser in determining the fair values of such Senior Loans and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 1999

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the "Shares") of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Global Fund Services or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to paticipate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Global Fund Services, at 1-800-331-1710.

EATON VANCE SENIOR INCOME TRUST

--------------------------------------------------------------------------------
APPLICATION FOR PARTICIPATION IN
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

--------------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                        --------------------------------------
                                        Please print exact name on account:

                                        --------------------------------------
                                        Shareholder signature          Date

                                        --------------------------------------
                                        Shareholder signature          Date

                                        Please sign exactly as your common
                                        shares are registered. All persons
                                        whose names appear on the share
                                        certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THE AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING
ADDRESS:

                              Eaton Vance Senior Income Trust
                              c/o PFPC Global Fund Services
                              P.O. Box 8030
                              Boston, MA 02266-8030
                              800-331-1710
--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of December 31, 1999, Trust records indicate that there were 329 registered shareholders and approximately 14,000 shareholders owning Trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the Trust, please write or call:

        Eaton Vance Distributors, Inc.
        The Eaton Vance Building
        255 State Street
        Boston, MA 02109
        1-800-225-6265

NEW YORK STOCK EXHANGE SYMBOL
The New York Stock Exchange symbol is EVF.

EATON VANCE SENIOR INCOME TRUST as of December 31, 1999

---------------------------------------------------------------------------
INVESTMENT MANAGEMENT
---------------------------------------------------------------------------

OFFICERS                        TRUSTEES

JAMES B. HAWKES                 JESSICA M BIBLIOWICZ
President, Chief Executive      President and Chief Executive Officer,
Officer and Trustee             National Financial Partners

SCOTT H. PAGE                   DONALD R. DWIGHT
Vice President and              President, Dwight Partners, Inc.
Co-Portfolio Manager

                                SAMUEL L. HAYES, III
PAYSON F. SWAFFIELD             Jacob H. Schiff Professor of Investment
Vice President and              Banking Emeritus, Harvard University
Co-Portfolio Manager            Graduate School of Business Administration

MICHAEL W. WEILHEIMER           NORTON H. REAMER
Vice President                  Chairman and Chief Executive Officer,
                                United Asset Management Corporation

JAMES L. O'CONNOR
Treasurer                       LYNN A. STOUT
                                Professor of Law,
                                Georgetown University Law Center
ALAN R. DYNNER
Secretary
                                JACK L. TREYNOR
                                Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE SENIOR INCOME TRUST
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC GLOBAL FUND SERVICES
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





EATON VANCE SENIOR INCOME TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



171-12/99
                                                               SITSRC-12/99